Commitments and Contingencies - Additional Information (Detail) MillionTonnesPerAnnum in Millions, $ in Millions		6 Months Ended
		Jun. 30, 2022 USD ($) MillionTonnesPerAnnum	Jun. 30, 2022 CAD ($)	Apr. 11, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CAD ($)	Mar. 25, 2022 USD ($)	Mar. 21, 2022 USD ($)	Feb. 28, 2022 USD ($)	Feb. 08, 2022 USD ($)	Jan. 26, 2022 USD ($)	Jan. 26, 2022 CAD ($)	Jan. 17, 2022 USD ($)	Apr. 21, 2021 USD ($)	Apr. 15, 2021 USD ($)
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid	[1],[2]	$ 323,750,000
Upfront cash consideration paid to date	[1]	$ 44,602,000
Salobo Three Expansion [member]
Disclosure of contingent liabilities [line items]
Mill throughput capacity | MillionTonnesPerAnnum		24
Bottom of range [member] | Mill Throughput Capacity Expansion [member] | Salobo Three Expansion [member]
Disclosure of contingent liabilities [line items]
Expanded Mill throughput capacity | MillionTonnesPerAnnum		28
Loma de La Plata [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		$ 32,000,000
Copper World [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		230,000,000
First installment payable on permitting projet		50,000,000
Balance installment amount payable once project costs incurred exceeds specified amount		180,000,000
Project costs incurred to trigger balance installment payable		98,000,000
Toroparu [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		$ 138,000,000
Reduced stream percentage of gold		0.909%	0.909%
Current stream percentage of gold		10.00%	10.00%
Amount of non-refundable advance		$ 2,000,000
Current stream percentage of silver		50.00%	50.00%
Reduced stream percentage of silver		0.00%	0.00%
Cotabambas [member]
Disclosure of contingent liabilities [line items]
Amount of non-refundable advance		$ 2,000,000
Total upfront cash payment for early deposit silver streaming interest		140,000,000
Upfront cash consideration paid to date		12,000,000
Unpaid upfront cash consideration with scheduled payment dates		2,000,000
Kutcho [member]
Disclosure of contingent liabilities [line items]
Total upfront cash payment for early deposit silver streaming interest		65,000,000
Upfront cash consideration paid to date		7,000,000
Unpaid upfront cash consideration with no scheduled payment dates		$ 58,000,000
Salobo [member]
Disclosure of contingent liabilities [line items]
Mill throughput capacity | MillionTonnesPerAnnum		24
Salobo [member] | Bottom of range [member] | Mill Throughput Capacity Expansion [member]
Disclosure of contingent liabilities [line items]
Expanded Mill throughput capacity | MillionTonnesPerAnnum		28
Estimated expansion payments		$ 113,000,000
Salobo [member] | Bottom of range [member] | Mill Throughput Capacity Expansion [member] | Salobo Three Expansion [member]
Disclosure of contingent liabilities [line items]
Estimated expansion payments		$ 550,000,000
Salobo [member] | Top of range [member] | Mill Throughput Capacity Expansion [member]
Disclosure of contingent liabilities [line items]
Expanded Mill throughput capacity | MillionTonnesPerAnnum		40
Estimated expansion payments		$ 892,000,000
Salobo [member] | Top of range [member] | Mill Throughput Capacity Expansion [member] | Salobo Three Expansion [member]
Disclosure of contingent liabilities [line items]
Estimated expansion payments		650,000,000
Marmato [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration paid to date									$ 4,000,000						$ 34,000,000
Total Upfront Cash Payment For Precious Metal Purchase Agreement															$ 110,000,000
Additional cash consideration For Precious Metal Purchase Agreement								$ 65,000,000
Additional cash consideration to be paid during the construction and development of the Lower Mine		50,000,000
Additional cash consideration paid to date				$ 15,000,000
Marmato [member] | Gold [member]
Disclosure of contingent liabilities [line items]
Additional cash consideration For Precious Metal Purchase Agreement								$ 65,000,000
Fenix Gold [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration paid to date		25,000,000					$ 25,000,000
Total Upfront Cash Payment For Precious Metal Purchase Agreement		50,000,000
Black Water [Member]
Disclosure of contingent liabilities [line items]
Total Upfront Cash Payment For Precious Metal Purchase Agreement		141,000,000
Marathon [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		16,000,000	$ 20								$ 192,000,000	$ 240
Upfront cash consideration paid to date					$ 16,000,000	$ 20
Curipamba [Member] | Gold And Silver [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		175,500,000											$ 175,500,000
Cash Consideration That Will Be Paid To Support Certain Local Community Development Initiatives		500,000											500,000
Upfront cash consideration available for advance pre construction		13,000,000											$ 13,000,000
Goose [member] | Gold [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		$ 125,000,000								$ 125,000,000
Santo Domingo [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration paid to date														$ 30,000,000
Total Upfront Cash Payment For Precious Metal Purchase Agreement														$ 290,000,000
Canada Revenue Agency 1 [member]
Disclosure of contingent liabilities [line items]
Percentage of disputed amounts paid		50.00%
Potential estimated tax loss carryback to reduce tax and interest		$ 2,000,000

[1]	Expressed in thousands of United States dollars; excludes closing costs and capitalized interest, where applicable.
[2]	Please refer to Note 27 for details of when the remaining upfront consideration to be paid becomes due.